Loans Receivable, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash				¥ 8,603,663		¥ 2,147,291		$ 1,322,360
Loss				¥ 1,082,983	$ 166,452	¥ 501,490	¥ (72,140)
YN Trust I
Loans And Leases Receivable Disclosure [Line Items]
Total consideration paid for repurchase of beneficiary interest		¥ 31,250
YN Trust I | Minimum
Loans And Leases Receivable Disclosure [Line Items]
Repurchase of loans delinquent period			90 days
YN Trust I | Group
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash			¥ 30,000
YN Trust I | Group | Other Revenue
Loans And Leases Receivable Disclosure [Line Items]
Loss		¥ 1,250
YN Trust II
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash										¥ 50,000
YN Trust II | Third Party Trust Company
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash										40,000
YN Trust II | Group
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash										10,000
YN Trust III
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash									¥ 115,500
YN Trust III | Third Party Trust Company
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash									65,500
YN Trust III | Group
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash									¥ 50,000
Fotic Trust I
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash	¥ 20,000
Fotic Trust I | Group
Loans And Leases Receivable Disclosure [Line Items]
Cash paid to become sole beneficiary	¥ 20,000
Fotic Trust II
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash											¥ 250,000
Fotic Trust II | Third Party Trust Company
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash											100,000
Fotic Trust II | Group
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash											¥ 150,000
Fotic Trust III
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash										378,800
Fotic Trust III | Third Party Trust Company
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash										300,000
Fotic Trust III | Group
Loans And Leases Receivable Disclosure [Line Items]
Total assets of cash										¥ 78,800